ProShares MSCI Europe Dividend Growers ETF Average Annual Total Returns			12 Months Ended		60 Months Ended		112 Months Ended	120 Months Ended
		May 30, 2025	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024 [2]
MSCI Europe Dividend Masters Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.69%		3.35%		4.36%
MSCI EAFE Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%	[1],[2]	4.72%	[1],[2]	5.65% [1]	5.19%
None
Prospectus [Line Items]
Average Annual Return, Percent			0.20%		2.83%		3.78%
Performance Inception Date		Sep. 09, 2015
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.05%)		2.43%		3.37%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.64%		2.22%		3.01%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.